Future Minimum Contractual Revenue	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Future Minimum Contractual Revenue

NOTE 16 – FUTURE MINIMUM CONTRACTUAL REVENUE

As of December 31, 2024, the Company’s future minimum non-cancellable contractual lease income (charter-out rates, net of commissions and commercial management fee and assuming no off-hires days), excluding contracted revenue from vessels under construction and vessels operated under index-linked contracts, is as follows:

Period	Amount
2025	$768,697
2026	515,166
2027	340,070
2028	247,171
2029	136,906
2030 and thereafter	29,843
Total	$2,037,853